Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 13,022,316	$ 1,673,841	$ 11,980,435	$ 12,532,531
Changes in revenues, rate	$ 1,041,881
Change in revenues, percent	8.70%	8.70%
General Corporate Consultancy Services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 9,300,000	$ 1,195,388	9,300,000	9,300,000
Changes in revenues, rate
Change in revenues, percent
Financial Due Diligence [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 1,170,000	$ 150,388
Changes in revenues, rate	$ 1,170,000
Change in revenues, percent	100.00%	100.00%
Internal Control Advisory Services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues			520,080	486,400
Changes in revenues, rate	$ (520,080)
Change in revenues, percent	(100.00%)	(100.00%)
Subtotal Corporate Consultancy Services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 10,470,000	$ 1,345,776	9,820,080	9,786,400
Changes in revenues, rate	$ 649,920
Change in revenues, percent	6.60%	6.60%
Taxation Services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 951,000	$ 122,238	950,000	1,240,000
Changes in revenues, rate	$ 1,000
Change in revenues, percent	0.10%	0.10%
Company Secretarial Services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 1,601,316	$ 205,827	$ 1,210,355	$ 1,506,131
Changes in revenues, rate	$ 390,961
Change in revenues, percent	32.30%	32.30%